Allowance for Loan Losses - Receivable for Partially Charged-Off Loans (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Net adjustment resulting from the change in the charge-off rate		$ 330
Private Education Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net adjustment resulting from the change in the charge-off rate		330
Private Education Loans [Member] | Loans Receivable For Partially Charged Off Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net adjustment resulting from the change in the charge-off rate	$ 330	$ 330
Private Education Loans [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Portion of loan amount charged off at default	73.00%	73.00%
Private Education Loans [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Portion of loan amount charged off at default	79.00%	79.00%